Loans - Schedule of Cash Basis Interest Income Recognized on Impaired Loans (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Basis Interest Recognized on Impaired Loans [Abstract]
Cash basis interest income recognized on impaired loans	$ 65	$ 124	$ 130	$ 185	$ 352	$ 314
1-4 Family First Lien Residential Mortgages [Member]
Cash Basis Interest Recognized on Impaired Loans [Abstract]
Cash basis interest income recognized on impaired loans	15	23	27	35	62	61
Commercial Real Estate [Member]
Cash Basis Interest Recognized on Impaired Loans [Abstract]
Cash basis interest income recognized on impaired loans	38	57	69	85	190	175
Commercial Lines of Credit [Member]
Cash Basis Interest Recognized on Impaired Loans [Abstract]
Cash basis interest income recognized on impaired loans	3	14	5	18	16	28
Other Commercial and Industrial [Member]
Cash Basis Interest Recognized on Impaired Loans [Abstract]
Cash basis interest income recognized on impaired loans	6	24	22	38	66	38
Home Equity and Junior Liens [Member]
Cash Basis Interest Recognized on Impaired Loans [Abstract]
Cash basis interest income recognized on impaired loans	1	3	4	6	11	12
Other Consumer [Member]
Cash Basis Interest Recognized on Impaired Loans [Abstract]
Cash basis interest income recognized on impaired loans	$ 2	$ 3	$ 3	$ 3	$ 7	$ 0